UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

          Report for the Calendar Year or Quarter Ended March 31, 2006

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Charlemagne Capital Limited

Address:  Regent House, 16-18 Ridgeway St.
          Douglas, Isle of Man
          IM1 1EN, British Isles

13F File Number: 028-11574

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Anderson Whamond
Title:    Managing Director
Phone:    +44 1624 640200

Signature, Place and Date of Signing:


/s/ Anderson Whamond            British Isles                   5/03/06
-----------------------     --------------------------    ----------------------
     [Signature]                 [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              1

Form 13F Information Table Entry Total:        23

Form 13F Information Table Value Total:  $355,652
                                         (thousands)

List of Other Included Managers:

No.       Form 13F File Number     Name
---       --------------------     ----

1.        28-11145                 Charlemagne Capital (IOM) Limited

                                                     FORM 13F INFORMATION TABLE
Column 1                        Column 2         Column 3     Column 4     Column 5   Column 6       Column 7          Column 8
                                                              Value      SHS OR  SH/  INVESTMENT     OTHER         Voting Authority
        Name of Issuer          Title of Class     Cusip      (x1000)    PRN AMT PRN  DISCRETION     MANAGERS   SOLE   SHARED  NONE
AMERICAN MOVIL SA DE CV         SPON ADR L SHS   02364W105     6,069      177313 SH   SHARED-DEFINED       1            177313
BANCO ITAU HLDG FINANCIERA S    SP ADR 500 PFD   059602201       750       25165 SH   SHARED-DEFINED       1             25165
CENTRAL EUROPEAN DIST CORP      COM              153435102    50,674     1317932 SH   SHARED-DEFINED       1           1317932
CENTRAL EUROPEAN DIST CORP      COM              153435102     3,781       98325 SH   SOLE           NONE      98325
CENTRAL EUROPEAN MEDIA ENTRP    CL A NEW         G20045202     5,831       84986 SH   SHARED-DEFINED       1             84986
ENERSIS SA                      SPONSORED ADR    29274F104     1,510      127346 SH   SHARED-DEFINED       1            127346
GRUPO TELEVISA SA DE CV         SP ADR REP ORD   40049J206     2,999      150880 SH   SHARED-DEFINED       1            150880
ISHARES INC                     MSCI SINGAPORE   464286673    23,258     2649000 SH   SHARED-DEFINED       1           2649000
KOREA FD                        COM              500634100     2,128       56032 SH   SHARED-DEFINED       1             56032
MECHEL OAO                      SPONSORED ADR    583840103     8,283      325000 SH   SHARED-DEFINED       1            325000
MOBILE TELESYSTEMS OJSC         SPONSORED ADR    607409109    58,567     2071265 SH   SHARED-DEFINED       1           2071265
MOBILE TELESYSTEMS OJSC         SPONSORED ADR    607409109    10,910     329,957 SH   SOLE           NONE    329,957
OPEN JT STK CO-VIMPEL COMMUN    SPONSORED ADR    68370R109   120,639     2468002 SH   SHARED-DEFINED       1           2468002
OPEN JT STK CO-VIMPEL COMMUN    SPONSORED ADR    68370R109    14,725     343,109 SH   SOLE           NONE    343,109
PETROLEO BRASILEIRO SA PETRO    SPONSORED ADR    71654V101    28,401      357943 SH   SHARED-DEFINED       1            357943
SASOL LTD                       SPONSORED ADR    803866300       307        8105 SH   SHARED-DEFINED       1              8105
TAIWAN SEMICONDUCTOR MFG LTD    SPONSORED ADR    874039100       394       39261 SH   SHARED-DEFINED       1             39261
TATA MTRS LTD                   SPONSORED ADR    876568502     2,041       98016 SH   SHARED-DEFINED       1             98016
TELEMIG CELULAR PART SA         SP ADR PFD       87944E105     1,676       35179 SH   SHARED-DEFINED       1             35179
TENARIS SA                      SPONSORED ADR    88031M109     1,629        9030 SH   SHARED-DEFINED       1              9030
TEVA PHARMACEUTICALS INDS LTD   ADR              881624209     6,430      156139 SH   SHARED-DEFINED       1            156139
UNIBANCO UNIAO DE BANCOS BRA    CDR REP PFD UT   90458E107     1,573       21282 SH   SHARED-DEFINED       1             21282
VALE DO RIO DOCE                SPON ADR PFD     204412100     3,077       71150 SH   SHARED-DEFINED       1             71150

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